Ameritas Variable Life Insurance Company Logo

Donald R. Stading
Secretary and General Counsel
(402) 467-7465 (Direct)                   5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)                   P.O. Box 82550/ Lincoln, NE / 68501-2550
                                                                 (402) 467-1122

February 10, 2003

                                              Transmitted via EDGAR on 2/10/2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:    Ameritas Variable Life Insurance Company (Depositor)
       Ameritas Variable Life Insurance Company Separate Account V (Registrant) File No. 333-101274
       Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated February 6, 2003, for Ameritas Variable Life Insurance Company Separate Account V ("Separate Account"), File No. 333-101274, as otherwise required by Rule 497(b) under the Securities Act of 1933, Ameritas Variable Life Insurance Company, on behalf of the Separate Account, hereby certifies that:

       1. The form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in Pre-Effective Amendment No. 1 to the Separate Account's registration statement for File No. 333-101274 on Form N-6 filed with the SEC February 3, 2003; and

       2. The text of Pre-Effective Amendment No. 1 to the Separate Account's registration statement for File No. 333-101274 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7465.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Secretary and General Counsel